General - Details of stock transfer from the company and subsidiaries as of incorporation (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	728,060,549	722,267,683
Woori bank
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	676,000,000
Exchange ratio per share	100.00%
Number of parent company's stocks	676,000,000
Woori FIS Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	4,900,000
Exchange ratio per share	29.99708%
Number of parent company's stocks	1,469,857
Woori Finance Research Institute Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	600,000
Exchange ratio per share	18.88165%
Number of parent company's stocks	113,289
Woori Credit Information Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	1,008,000
Exchange ratio per share	110.37292%
Number of parent company's stocks	1,112,559
Woori Fund Service Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	2,000,000
Exchange ratio per share	47.09031%
Number of parent company's stocks	941,806
Woori Private Equity Asset Management Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	6,000,000
Exchange ratio per share	8.77992%
Number of parent company's stocks	526,795